Restructuring - 2018 Restructuring Plan (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Restructuring Reserve [Roll Forward]
Restructuring charges	$ 0	$ 0	$ 0	$ 12,490,000
Resource Rationalizations 2018
Restructuring Reserve [Roll Forward]
Restructuring charges					$ 12,490,000
Provision, beginning balance			6,419,000
Utilization			(4,422,000)		(6,071,000)
Provision, ending balance	1,997,000		1,997,000		6,419,000
Resource Rationalizations 2018 | Workforce Reduction
Restructuring Reserve [Roll Forward]
Restructuring charges					9,684,000
Provision, beginning balance			4,285,000
Utilization			(3,430,000)		(5,399,000)
Provision, ending balance	855,000		855,000		4,285,000
Resource Rationalizations 2018 | Onerous Lease
Restructuring Reserve [Roll Forward]
Restructuring charges					2,806,000
Provision, beginning balance			2,134,000
Utilization			(992,000)		(672,000)
Provision, ending balance	$ 1,142,000		$ 1,142,000		$ 2,134,000